Fair Value Measurements (Details 1) - Recurring - Significant Unobservable Inputs (Level 3) - Fair Value - Mortgage servicing rights - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair value of assets
Balance at beginning of period	$ 2,584	$ 2,847
Total gains or losses (realized/unrealized) included in earnings	(93)	(529)
Total gains or losses (realized/unrealized) included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Issues	222	266
Settlements	0	0
Balance at end of period	$ 2,713	$ 2,584